FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS — 105.55%	Shares	Fair Value
Australia — 2.86%
Health Care — 1.28%
CSL Ltd.	10	$2,183

Technology — 1.58%
Atlassian Corp. PLC, Class A(a)	12	2,701

Total Australia		4,884

Brazil — 1.26%
Financials — 1.26%
Itau Unibanco Holding SA - ADR	403	2,156

Total Brazil		2,156

Canada — 0.49%
Technology — 0.49%
Open Text Corp.	19	839

Total Canada		839

China — 12.25%
Communications — 5.77%
NetEase, Inc. - ADR	20	1,807
Tencent Holdings Ltd. - ADR	110	8,030
		9,837
Consumer Discretionary — 6.48%
Alibaba Group Holding Ltd. - ADR(a)	20	5,266
CNOOC Ltd. - ADR	10	987
JD.com, Inc. - ADR(a)	56	4,780
		11,033
Total China		20,870

Colombia — 0.26%
Energy — 0.26%
Ecopetrol S.A. - ADR	39	449

Total Colombia		449

Denmark — 3.78%
Energy — 1.80%
Vestas Wind Systems A/S	15	3,066

Health Care — 1.98%
Coloplast A/S - ADR	51	760
Novo Nordisk A/S, Class B	39	2,622
		3,382
Total Denmark		6,448

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

France — 14.42%
Consumer Discretionary — 3.98%
Hermes International SA	4	$3,902
Kering SA	4	2,887
		6,789
Consumer Staples — 2.65%
Danone SA	19	1,221
L'Oreal SA	9	3,295
		4,516
Financials — 0.74%
BNP Paribas S.A.(a)	12	615
Credit Agricole SA(a)	56	646
		1,261
Health Care — 1.55%
EssilorLuxottica SA(a)	5	724
Sanofi S.A.	19	1,920
		2,644
Industrials — 0.84%
Aeroports de Paris	6	758
Vinci SA - ADR	27	686
		1,444
Materials — 1.90%
Cie de Saint-Gobain	68	3,231

Technology — 2.76%
Dassault Systemes SE	15	2,774
Teleperformance	3	999
Worldline SA(a)	10	925
		4,698
Total France		24,583

Germany — 9.24%
Consumer Staples — 1.31%
Beiersdorf AG	20	2,237

Financials — 1.66%
Deutsche Boerse AG	17	2,835

Industrials — 3.48%
Deutsche Post AG	70	3,383
Siemens AG	19	2,539
		5,922
Technology — 2.79%
SAP SE	39	4,745

Total Germany		15,739

Hong Kong — 0.85%
Financials — 0.85%
AIA Group Ltd. - ADR	33	1,445

Total Hong Kong		1,445

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

India — 1.70%
Financials — 1.70%
HDFC Bank Ltd. - ADR(a)	42	$2,899

Total India		2,899

Indonesia — 1.54%
Financials — 1.54%
Bank Rakyat Indonesia Persero Tbk PT - ADR	182	2,618

Total Indonesia		2,618

Israel — 1.02%
Technology — 1.02%
NICE-Systems Ltd. - ADR(a)	4	975
Wix.com Ltd.(a)	3	766

Total Israel		1,741

Italy — 1.61%
Energy — 1.17%
Eni SpA	201	1,991

Financials — 0.44%
Intesa Sanpaolo SpA(a)	329	756

Total Italy		2,747

Japan — 12.65%
Communications — 1.95%
M3, Inc.	36	3,318

Health Care — 1.80%
Eisai Co. Ltd. - ADR(a)	10	750
Hoya Corp. - ADR	11	1,459
Terumo Corp. - ADR(a)	21	843
		3,052
Industrials — 7.98%
FANUC Corp. - ADR	115	2,791
Keyence Corp.	15	7,657
Recruit Holdings Co. Ltd. - ADR(a)	387	3,154
		13,602
Technology — 0.92%
Obic Co. Ltd.	7	1,574

Total Japan		21,546

Korea (Republic Of) — 3.92%
Technology — 3.92%
Samsung Electronics Co. Ltd.	111	6,677

Total Korea (Republic Of)		6,677

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Netherlands — 10.93%
Financials — 0.43%
ING Groep N.V.(a)	76	$741

Technology — 10.50%
ASML Holding N.V.	24	10,420
NXP Semiconductors N.V.	34	5,386
Wolters Kluwer N.V.	25	2,097
		17,903
Total Netherlands		18,644

Norway — 1.10%
Energy — 1.10%
Equinor ASA	119	1,875

Total Norway		1,875

Spain — 2.18%
Energy — 1.28%
Repsol S.A.	227	2,183

Financials — 0.34%
Banco Santander S.A.	201	580

Technology — 0.56%
Amadeus IT Group S.A.	14	960

Total Spain		3,723

Switzerland — 2.13%
Industrials — 1.02%
ABB Ltd.	66	1,739

Technology — 1.11%
Temenos AG	15	1,895

Total Switzerland		3,634

Taiwan Province Of China — 6.26%
Technology — 6.26%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	110	10,673

Total Taiwan Province Of China		10,673

United Kingdom — 15.10%
Consumer Staples — 2.68%
Coca-Cola European Partners PLC	55	2,457
Reckitt Benckiser Group PLC	24	2,106
		4,563
Energy — 1.09%
BP PLC	563	1,858

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ALL FOREIGN EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

United Kingdom — 15.10% — (continued)
Financials — 0.51%
London Stock Exchange Group PLC	8	$864

Health Care — 2.42%
AstraZeneca PLC	23	2,393
GlaxoSmithKline PLC	95	1,735
		4,128
Materials — 5.51%
Anglo American PLC	92	2,714
Antofagasta PLC	223	3,725
Rio Tinto PLC	46	2,964
		9,403
Technology — 2.89%
Experian PLC	113	3,985
RELX PLC	40	932
		4,917
Total United Kingdom		25,733

Total Common Stocks— 105.55% (Cost $160,026)		179,923

RIGHT - 0.01%

Banco Santander S.A., Expiring 12/11/20	201	25

Total Right Cost ($21)		25

Total Investments — 105.56% (Cost $160,047)		179,948

Liabilities in Excess of Other Assets — (5.56)%		(9,480)

NET ASSETS — 100.00%		$170,468

(a)	Non-income producing security.

At November 30, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$23,737
Gross unrealized depreciation	(3,896)
Net unrealized appreciation (depreciation) on investments	$19,841
Tax cost of investments	$160,107

See accompanying notes which are an integral part of this schedule of investments.

Fisher Investments Institutional Group U.S. All Foreign Equity Environmental and Social Values Fund

Related Notes to the Schedule of Investments

November 30, 2020

(Unaudited)

Fisher Investments Institutional Group U.S. All Foreign Equity Environmental and Social Values Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fisher Investments Institutional Group U.S. All Foreign Equity Environmental and Social Values Fund

Related Notes to the Schedule of Investments - continued

November 30, 2020

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$179,923	$-	$-	$179,923
Rights	25	-	-	25
Total	$179,948	$-	$-	$179,948

(a)	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS — 104.37%	Shares	Fair Value
Communications — 9.33%
Alphabet, Inc., Class A(a)	4	$7,018
Facebook, Inc., Class A(a)	20	5,539
Netflix, Inc.(a)	7	3,435
		15,992
Consumer Discretionary — 9.59%
Amazon.com, Inc.(a)	3	9,504
Home Depot, Inc. (The)	25	6,935
		16,439
Consumer Staples — 2.31%
Costco Wholesale Corp.	4	1,568
General Mills, Inc.	21	1,277
Kimberly-Clark Corp.	8	1,114
		3,959
Energy — 3.94%
ConocoPhillips	31	1,226
Exxon Mobil Corp.	21	801
Halliburton Co.	71	1,178
Hess Corp.	35	1,651
Pioneer Natural Resources Co.	12	1,207
Schlumberger Ltd.	33	686
		6,749
Financials — 6.42%
American Express Co.	26	3,083
BlackRock, Inc.	5	3,492
Goldman Sachs Group, Inc. (The)	12	2,767
JPMorgan Chase & Co.	14	1,650
		10,992
Health Care — 11.73%
Abbott Laboratories	20	2,164
Align Technology, Inc.(a)	9	4,332
Amgen, Inc.	6	1,332
Biogen, Inc.(a)	7	1,681
DexCom, Inc.(a)	1	320
IDEXX Laboratories, Inc.(a)	1	461
Intuitive Surgical, Inc.(a)	5	3,630
Johnson & Johnson	5	723
Medtronic PLC	12	1,364
Merck & Co., Inc.	35	2,815
Pfizer, Inc.	16	613
ResMed, Inc.	3	629
Viatris, Inc.(a)	2	33
		20,097
Industrials — 6.12%
3M Co.	7	1,209
Caterpillar, Inc.	9	1,562
HEICO Corp.	14	1,730
Kansas City Southern	7	1,303
Rockwell Automation, Inc.	10	2,556
Spirit AeroSystems Holdings, Inc., Class A	12	408
United Parcel Service, Inc., Class B	10	1,711
		10,479

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. LARGE CAP EQUITY ENVIRONMENTAL AND SOCIAL VALUES FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Materials — 1.19%
Nucor Corp.	38	$2,041

Technology — 53.74%
Adobe, Inc.(a)	10	4,785
Advanced Micro Devices, Inc.(a)	68	6,301
Apple, Inc.	119	14,167
Autodesk, Inc.(a)	14	3,923
Cisco Systems, Inc.	53	2,280
Intel Corp.	69	3,336
Microsoft Corp.	46	9,847
MSCI, Inc.	11	4,504
NVIDIA Corp.	17	9,113
Oracle Corp.	47	2,713
PayPal Holdings, Inc.(a)	34	7,280
QUALCOMM, Inc.	27	3,974
salesforce.com, Inc.(a)	31	7,620
Texas Instruments, Inc.	29	4,676
Visa, Inc., Class A	36	7,572
		92,091

Total Common Stocks— 104.37% (Cost $157,977)		178,839

Total Investments — 104.37% (Cost $157,977)		178,839

Liabilities in Excess of Other Assets — (4.37)%		(7,496)

NET ASSETS — 100.00%		$171,343

(a)	Non-income producing security.

At November 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$22,655
Gross unrealized depreciation	(1,793)
Net unrealized appreciation (depreciation) on investments	$20,862
Tax cost of investments	$157,977

See accompanying notes which are an integral part of this schedule of investments.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Related Notes to the Schedule of Investments

November 30, 2020

(Unaudited)

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund

Related Notes to the Schedule of Investments - continued

November 30, 2020

(Unaudited)

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$178,839	$-	$-	$178,839
Total	$178,839	$-	$-	$178,839

(a)	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS — 104.31%	Shares	Fair Value
Communications — 4.11%
8X8, Inc.(a)	146	$2,886
Stamps.com, Inc.(a)	15	2,812
Yelp, Inc.(a)	58	1,853
		7,551
Consumer Discretionary — 12.73%
Builders FirstSource, Inc.(a)	70	2,619
Domino's Pizza, Inc.	4	1,570
Freshpet, Inc.(a)	47	6,432
M.D.C. Holdings, Inc.	36	1,738
M/I Homes, Inc.(a)	21	954
Papa John's International, Inc.	23	1,849
Pool Corp.	14	4,846
Scotts Miracle-Gro Co. (The)	14	2,461
Taylor Morrison Home Corp.(a)	36	910
		23,379
Consumer Staples — 2.03%
Boston Beer Co., Inc. (The), Class A(a)	4	3,723

Energy — 1.02%
ChampionX Corp.(a)	85	1,010
Helmerich & Payne, Inc.	12	273
Oceaneering International, Inc.(a)	98	595
		1,878
Financials — 9.18%
BancorpSouth Bank	34	862
Cowen Group, Inc., Class A	106	2,540
East West Bancorp, Inc.	14	598
Evercore Partners, Inc., Class A	16	1,455
First Merchants Corp.	63	2,099
Independent Bank Corp.	27	1,826
Lazard Ltd., Class A	17	634
Piper Jaffray Cos.	19	1,751
Stifel Financial Corp.	19	1,317
SVB Financial Group(a)	8	2,759
Umpqua Holdings Corp.	73	1,014
		16,855
Health Care — 26.83%
Adamas Pharmaceuticals, Inc.(a)	27	122
Align Technology, Inc.(a)	13	6,256
Alkermes PLC(a)	14	256
Anika Therapeutics(a)	12	454
Charles River Laboratories International, Inc.(a)	8	1,876
Clovis Oncology, Inc.(a)	11	54
CONMED Corp.	60	6,113
Emergent BioSolutions, Inc.(a)	55	4,505
Exact Sciences Corp.(a)	17	2,058
Haemonetics Corp.(a)	30	3,386
Halozyme Therapeutics, Inc.(a)	172	6,724
ImmunoGen, Inc.(a)	37	202
Intercept Pharmaceuticals, Inc.(a)	6	213

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Health Care — 26.83% - continued
Ironwood Pharmaceuticals, Inc.(a)	34	$392
Ligand Pharmaceuticals, Inc., Class B(a)	10	844
Luminex Corp.	157	3,726
Medpace Holdings, Inc.(a)	24	3,081
Myriad Genetics, Inc.(a)	27	474
Neurocrine Biosciences Inc.(a)	8	760
PRA Health Sciences, Inc.(a)	12	1,346
PTC Therapeutics, Inc.(a)	21	1,314
Puma Biotechnology, Inc.(a)	3	34
West Pharmaceutical Services, Inc.	6	1,651
WillScot Mobile Mini Holdings Corp.(a)	160	3,442
		49,283
Industrials — 12.00%
Advanced Energy Industries, Inc.(a)	53	5,113
Alarm.com Holdings, Inc.(a)	27	2,050
Cactus, Inc., Class A	107	2,482
Casella Waste Systems, Inc., Class A(a)	36	2,166
Chart Industries, Inc.(a)	22	2,274
HEICO Corp.	21	2,595
Lincoln Electric Holdings, Inc.	16	1,840
Mercury Systems, Inc.(a)	32	2,279
Moog, Inc., Class A	16	1,238
		22,037
Materials — 6.82%
Alcoa Corp.(a)	58	1,154
AptarGroup, Inc.	16	2,021
Carpenter Technology Corp.	25	611
Cleveland-Cliffs, Inc.	280	3,083
Kaiser Aluminum Corp.	10	780
Rogers Corp.(a)	8	1,175
Steel Dynamics, Inc.	31	1,123
UFP Industries, Inc.	23	1,234
Worthington Industries, Inc.	26	1,344
		12,525
Real Estate — 1.34%
CoreSite Realty Corp.	7	878
Potlatch Corp.	25	1,163
QTS Realty Trust, Inc., Class A	7	416
		2,457
Technology — 28.25%
Allscripts Healthcare Solutions, Inc.(a)	117	1,601
Alteryx, Inc., Class A(a)	33	3,955
Aspen Technology, Inc.(a)	36	4,840
Bottomline Technologies de, Inc.(a)	55	2,510
Coherent, Inc.(a)	20	2,436
Diodes, Inc.(a)	69	4,689
Fair Isaac Corp.(a)	6	2,837
Knowles Corp.(a)	128	2,173
Liveperson, Inc.(a)	48	2,804
Nuance Communications, Inc.(a)	103	4,442
Omnicell, Inc.(a)	35	3,670
Paycom Software, Inc.(a)	9	3,754
Paylocity Holdings Corp.(a)	37	7,275

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP U.S. SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Technology — 28.25% - continued
Pegasystems, Inc.	17	$2,225
SVMK, Inc.(a)	125	2,660
		51,871

Total Common Stocks— 104.31% (Cost $159,282)		191,559

Total Investments — 104.31% (Cost $159,282)		191,559

Liabilities in Excess of Other Assets — (4.31)%		(7,907)

NET ASSETS — 100.00%		$183,652

(a)	Non-income producing security.

At November 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$39,003
Gross unrealized depreciation	(6,718)
Net unrealized appreciation (depreciation) on investments	$32,285
Tax cost of investments	$159,274

See accompanying notes which are an integral part of this schedule of investments.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Related Notes to the Schedule of Investments

November 30, 2020

(Unaudited)

Fisher Investments Institutional Group U.S. Small Cap Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Fisher Investments Institutional Group U.S. Small Cap Equity Fund

Related Notes to the Schedule of Investments - continued

November 30, 2020

(Unaudited)

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$191,559	$-	$-	$191,559
Total	$191,559	$-	$-	$191,559

(a)	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS — 99.54%	Shares	Fair Value
Argentina — 0.84%
Consumer Discretionary — 0.84%
MercadoLibre, Inc.(a)	1	$1,553

Total Argentina		1,553

Australia — 1.30%
Materials — 1.30%
BHP Group Ltd.	26	726
OZ Minerals Ltd.	77	923
Rio Tinto Ltd.	10	744

Total Australia		2,393

Brazil — 1.05%
Energy — 0.75%
Petroleo Brasileiro SA - ADR	146	1,397

Materials — 0.30%
Vale SA - ADR	38	553

Total Brazil		1,950

Canada — 0.67%
Materials — 0.67%
Hudbay Minerals, Inc.	80	506
Lundin Mining Corp.	93	743

Total Canada		1,249

China — 7.78%
Communications — 3.84%
51job Inc. - ADR(a)	6	423
Tencent Holdings Ltd. - ADR	78	5,694
Trip.com Group Ltd. - ADR(a)	30	1,008
		7,125
Consumer Discretionary — 3.94%
Alibaba Group Holding Ltd. - ADR(a)	16	4,214
JD.com, Inc. - ADR(a)	36	3,073
		7,287
Total China		14,412

France — 4.70%
Consumer Discretionary — 1.37%
Kering S.A. - ADR	35	2,525

Energy — 0.80%
Total S.A.	35	1,496

Financials — 0.44%
BNP Paribas S.A.	16	820

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

France — 4.70% — (continued)	Shares	Fair Value
Health Care — 0.49%
Sanofi S.A.	9	$910

Technology — 1.60%
Dassault Systemes S.A.	16	2,960

Total France		8,711

Germany — 1.46%
Consumer Discretionary — 0.37%
Sixt SE(a)	6	688

Industrials — 1.09%
MTU Aero Engines AG	3	709
Siemens AG	9	1,203
Siemens Energy AG(a)	4	119
		2,031
Total Germany		2,719

Hong Kong — 0.80%
Health Care — 0.80%
Sino Biopharmaceutical Ltd. - ADR	75	1,479

Total Hong Kong		1,479

Italy — 0.79%
Energy — 0.31%
Eni SpA	58	575

Financials — 0.48%
Intesa Sanpaolo SpA(a)	390	896

Total Italy		1,471

Japan — 4.58%
Industrials — 4.58%
Daifuku Co. Ltd - ADR(a)	42	1,223
FANUC Corp. - ADR	99	2,403
SMC Corp. - ADR	98	3,119
Yaskawa Electric Corp. - ADR	18	1,734

Total Japan		8,479

Korea (Republic Of) — 2.45%
Technology — 2.45%
Samsung Electronics Co. Ltd. - GDR	3	4,542

Total Korea (Republic Of)		4,542

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Netherlands — 1.90%	Shares	Fair Value
Financials — 0.49%
ING Groep N.V.(a)	93	$907

Technology — 1.41%
ASML Holding N.V.	6	2,605

Total Netherlands		3,512

Spain — 0.66%
Financials — 0.66%
Banco Bilbao Vizcaya Argentaria S.A.	142	666
Banco Santander S.A.	190	548

Total Spain		1,214

Switzerland — 0.88%
Health Care — 0.88%
Novartis AG	18	1,629

Total Switzerland		1,629

Taiwan Province Of China — 3.56%
Technology — 3.56%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	68	6,597

Total Taiwan Province Of China		6,597

United Kingdom — 2.01%
Energy — 0.91%
BP PLC	149	492
Royal Dutch Shell PLC	69	1,184
		1,676
Health Care — 1.10%
AstraZeneca PLC	12	1,248
GlaxoSmithKline PLC	44	803
		2,051
Total United Kingdom		3,727

United States — 64.11%
Communications — 6.50%
Alphabet, Inc., Class A(a)	4	7,017
Facebook, Inc., Class A(a)	11	3,047
Netflix, Inc.(a)	4	1,963
		12,027
Consumer Discretionary — 5.67%
Amazon.com, Inc.(a)	2	6,335
Home Depot, Inc. (The)	8	2,220
NIKE, Inc., Class B	8	1,078
Starbucks Corp.	9	882
		10,515
Consumer Staples — 4.66%
Costco Wholesale Corp.	10	3,918
Procter & Gamble Co. (The)	13	1,805

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

United States — 64.11% — (continued)	Shares	Fair Value
Consumer Staples — 4.66% - continued
Walmart, Inc.	19	$2,903
		8,626
Energy — 1.73%
Chevron Corp.	15	1,308
Exxon Mobil Corp.	21	801
Marathon Oil Corp.	40	237
Schlumberger Ltd.	41	852
		3,198
Financials — 4.26%
American Express Co.	13	1,542
BlackRock, Inc.	3	2,095
Goldman Sachs Group, Inc. (The)	5	1,153
JPMorgan Chase & Co.	11	1,297
Morgan Stanley	29	1,793
		7,880
Health Care — 8.76%
Abbott Laboratories	9	974
Align Technology, Inc.(a)	7	3,370
Clovis Oncology, Inc.(a)	23	113
Danaher Corp.	5	1,123
Edwards LifeSciences Corp.(a)	9	755
Eli Lilly & Co.	14	2,040
Exact Sciences Corp.(a)	7	847
Intuitive Surgical, Inc.(a)	2	1,452
Merck & Co., Inc.	17	1,367
PTC Therapeutics, Inc.(a)	15	939
Puma Biotechnology, Inc.(a)	17	191
Sarepta Therapeutics, Inc.(a)	5	704
Stryker Corp.	6	1,400
Thermo Fisher Scientific, Inc.	2	930
		16,205
Industrials — 3.94%
AeroVironment, Inc.(a)	14	1,195
Boeing Co. (The)	3	632
Carrier Global Corp.	6	228
Cummins, Inc.	4	925
Deere & Co.	4	1,046
Kansas City Southern	10	1,862
Otis Worldwide Corp.	3	201
Raytheon Technologies Corp.	6	430
Rockwell Automation, Inc.	3	767
		7,286
Materials — 0.72%
Cleveland-Cliffs, Inc.	69	761
Materion Corp.	10	583
		1,344
Technology — 27.87%
Adobe, Inc.(a)	10	4,784
Apple, Inc.	72	8,571
Autodesk, Inc.(a)	7	1,962
Cisco Systems, Inc.	28	1,205
Intel Corp.	60	2,901
MasterCard, Inc., Class A	22	7,403
Microsoft Corp.	37	7,920
NVIDIA Corp.	11	5,897

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

United States — 64.11% — (continued)	Shares	Fair Value
Technology — 27.87% - continued
Oracle Corp.	42	$2,424
Paycom Software, Inc.(a)	6	2,502
salesforce.com, Inc.(a)	16	3,933
Visa, Inc., Class A	10	2,104
		51,606
Total United States		118,687

Total Common Stocks— 99.54% (Cost $150,074)		184,324

RIGHT - 0.01%

Banco Santander S.A., Expiring 12/11/20(a)	190	24

Total Right Cost ($33)		24

Total Investments — 99.55% (Cost $150,107)		184,348

Other Assets in Excess of Liabilities — 0.45%		839

NET ASSETS — 100.00%		$185,187

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS — 99.41%	Shares	Fair Value

Argentina — 0.85%
Consumer Discretionary — 0.85%
MercadoLibre, Inc.(a)	1	$1,553

Total Argentina		1,553

Australia — 1.35%
Materials — 1.35%
OZ Minerals Ltd.	70	838
Rio Tinto Ltd.	22	1,637

Total Australia		2,475

Canada — 0.39%
Materials — 0.39%
Lundin Mining Corp.	90	719

Total Canada		719

China — 8.14%
Communications — 4.07%
51job Inc. - ADR(a)	8	564
Tencent Holdings Ltd. - ADR	79	5,767
Trip.com Group Ltd. - ADR(a)	33	1,108
		7,439
Consumer Discretionary — 4.07%
Alibaba Group Holding Ltd. - ADR(a)	16	4,214
JD.com, Inc. - ADR(a)	38	3,243
		7,457
Total China		14,896

Colombia — 0.73%
Energy — 0.73%
Ecopetrol S.A. - ADR	116	1,336

Total Colombia		1,336

France — 3.95%
Consumer Discretionary — 1.30%
Kering S.A. - ADR	33	2,381

Financials — 0.42%
BNP Paribas S.A.	15	769

Health Care — 0.61%
Sanofi S.A.	11	1,112

Technology — 1.62%
Dassault Systemes S.A.	16	2,960

Total France		7,222

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Germany — 1.11%	Shares	Fair Value
Consumer Discretionary — 0.38%
Sixt SE(a)	6	$688

Industrials — 0.73%
Siemens AG	9	1,203
Siemens Energy AG(a)	4	119
		1,322
Total Germany		2,010

Hong Kong — 0.82%
Health Care — 0.82%
Sino Biopharmaceutical Ltd. - ADR	76	1,499

Total Hong Kong		1,499

Italy — 0.81%
Energy — 0.33%
Eni SpA	61	604

Financials — 0.48%
Intesa Sanpaolo SpA(a)	380	873

Total Italy		1,477

Japan — 3.32%
Industrials — 3.32%
Daifuku Co. Ltd - ADR(a)	43	1,252
FANUC Corp. - ADR	92	2,233
Yaskawa Electric Corp. - ADR	27	2,601

Total Japan		6,086

Korea (Republic Of) — 1.65%
Technology — 1.65%
Samsung Electronics Co. Ltd. - GDR	2	3,028

Total Korea (Republic Of)		3,028

Netherlands — 2.28%
Consumer Staples — 0.86%
Unilever NV	26	1,577

Technology — 1.42%
ASML Holding N.V.	6	2,605

Total Netherlands		4,182

Spain — 1.30%
Energy — 0.63%
Repsol S.A.	119	1,144

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

Spain — 1.30% — (continued)	Shares	Fair Value
Financials — 0.67%
Banco Bilbao Vizcaya Argentaria S.A.	137	$642
Banco Santander S.A.	200	577
		1,219
Total Spain		2,363

Switzerland — 0.59%
Industrials — 0.59%
ABB Ltd.	41	1,081

Total Switzerland		1,081

Taiwan Province Of China — 3.56%
Technology — 3.56%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67	6,500

Total Taiwan Province Of China		6,500

United Kingdom — 2.34%
Energy — 0.86%
BP PLC	479	1,581

Health Care — 1.16%
AstraZeneca PLC	12	1,248
GlaxoSmithKline PLC	48	876
		2,124
Materials — 0.32%
Antofagasta PLC	35	585

Total United Kingdom		4,290

United States — 66.22%
Communications — 6.57%
Alphabet, Inc., Class A(a)	4	7,018
Facebook, Inc., Class A(a)	11	3,047
Netflix, Inc.(a)	4	1,963
		12,028
Consumer Discretionary — 5.75%
Amazon.com, Inc.(a)	2	6,336
Home Depot, Inc. (The)	8	2,220
NIKE, Inc., Class B	8	1,078
Starbucks Corp.	9	882
		10,516
Consumer Staples — 3.64%
Costco Wholesale Corp.	8	3,134
PepsiCo, Inc.	11	1,587
Procter & Gamble Co. (The)	14	1,943
		6,664
Energy — 1.57%
Exxon Mobil Corp.	45	1,716
Marathon Oil Corp.	54	320
Schlumberger Ltd.	40	832
		2,868

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

United States — 66.22% — (continued)	Shares	Fair Value
Financials — 4.20%
American Express Co.	14	$1,660
BlackRock, Inc.	3	2,095
Goldman Sachs Group, Inc. (The)	5	1,153
JPMorgan Chase & Co.	10	1,180
Morgan Stanley	26	1,607
		7,695
Health Care — 10.36%
Abbott Laboratories	9	974
Align Technology, Inc.(a)	7	3,370
Danaher Corp.	5	1,123
Edwards LifeSciences Corp.(a)	9	755
Eli Lilly & Co.	16	2,331
Exact Sciences Corp.(a)	8	968
Intuitive Surgical, Inc.(a)	3	2,178
Merck & Co., Inc.	19	1,527
PTC Therapeutics, Inc.(a)	14	876
Puma Biotechnology, Inc.(a)	61	686
Sarepta Therapeutics, Inc.(a)	5	704
Stryker Corp.	6	1,400
Thermo Fisher Scientific, Inc.	2	930
Vertex Pharmaceuticals, Inc.(a)	5	1,139
		18,961
Industrials — 4.06%
Cummins, Inc.	4	925
Deere & Co.	4	1,046
HEICO Corp.	10	1,236
Kansas City Southern	9	1,676
Rockwell Automation, Inc.	8	2,044
Spirit AeroSystems Holdings, Inc., Class A	15	510
		7,437
Materials — 0.74%
Cleveland-Cliffs, Inc.	70	771
Materion Corp.	10	583
		1,354
Technology — 29.33%
Adobe, Inc.(a)	10	4,785
Apple, Inc.	76	9,047
Autodesk, Inc.(a)	7	1,962
Cisco Systems, Inc.	28	1,205
Intel Corp.	56	2,708
MasterCard, Inc., Class A	23	7,740
Microsoft Corp.	37	7,921
NVIDIA Corp.	11	5,897
Oracle Corp.	45	2,597
Paycom Software, Inc.(a)	6	2,502
salesforce.com, Inc.(a)	17	4,179
Visa, Inc., Class A	15	3,155
		53,698
Total United States		121,221

Total Common Stocks— 99.41% (Cost $149,147)		181,938

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS - continued
November 30, 2020 (Unaudited)

RIGHT - 0.01%	Shares	Fair Value
Banco Santander S.A., Expiring 12/11/20(a)	200	$25

Total Right Cost ($35)		25

Total Investments — 99.42% (Cost $149,182)		181,963

Other Assets in Excess of Liabilities — 0.58%		1,066

NET ASSETS — 100.00%		$183,029

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

CORPORATE BONDS — 46.75%	Principal Amount	Fair Value
Communications — 6.24%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$115,673
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	75,000	83,422
		199,095
Consumer Staples — 7.96%
Coca-Cola Co. (The), 2.25%, 9/1/2026	100,000	108,820
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	144,847
		253,667
Energy — 2.03%
Chevron Corp., 2.24%, 5/11/2030	60,000	64,585

Financials — 14.18%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	116,189
Citigroup, Inc., 3.50%, 5/15/2023	100,000	107,091
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	112,202
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	117,121
		452,603
Health Care — 2.76%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	88,010

Industrials — 2.93%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	93,486

Technology — 10.65%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	111,476
Microsoft Corp., 3.30%, 2/6/2027	100,000	114,301
Oracle Corp., 3.25%, 11/15/2027	100,000	113,662
		339,439
Total Corporate Bonds (Cost $1,400,944)		1,490,885

U.S. TREASURY OBLIGATIONS — 20.69%

United States Treasury Note, 0.13%, 8/31/2022	220,100	220,057
United States Treasury Note, 0.13%, 9/15/2023	220,200	219,890
United States Treasury Note, 1.50%, 9/30/2024	209,700	219,653

Total U.S. Treasury Obligations (Cost $659,582)		659,600

EXCHANGE-TRADED FUNDS — 31.23%	Shares
iShares MBS ETF	4,956	545,903
Xtrackers USD High Yield Corporate Bond ETF	9,082	449,741
Total Exchange-Traded Funds (Cost $991,967)		995,644

Total Investments — 98.67% (Cost $3,052,493)		3,146,129

Other Assets in Excess of Liabilities — 1.33%		42,343

NET ASSETS — 100.00%		$3,188,472

See accompanying notes which are an integral part of this schedule of investments.

FISHER INVESTMENTS INSTITUTIONAL GROUP ESG FIXED INCOME FUND FOR RETIREMENT PLANS
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

CORPORATE BONDS — 46.82%	Principal Amount	Fair Value
Communications — 8.34%
Comcast Corp., 3.55%, 5/1/2028	$100,000	$115,673
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025	135,000	150,160
		265,833
Consumer Staples — 7.95%
Coca-Cola Co. (The), 2.25%, 9/1/2026	100,000	108,820
Procter & Gamble Co. (The), 5.50%, 2/1/2034	100,000	144,847
		253,667
Financials — 14.20%
BlackRock, Inc., 3.25%, 4/30/2029	100,000	116,189
Citigroup, Inc., 3.50%, 5/15/2023	100,000	107,091
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	100,000	112,202
JPMorgan Chase & Co., 4.13%, 12/15/2026	100,000	117,122
		452,604
Health Care — 2.76%
Pfizer, Inc., 3.45%, 3/15/2029	75,000	88,010

Industrials — 2.93%
Southwest Airlines Co., 7.38%, 3/1/2027	75,000	93,486

Technology — 10.64%
Cisco Systems, Inc., 2.95%, 2/28/2026	100,000	111,476
Microsoft Corp., 3.30%, 2/6/2027	100,000	114,301
Oracle Corp., 3.25%, 11/15/2027	100,000	113,662
		339,439
Total Corporate Bonds (Cost $1,403,564)		1,493,039

U.S. TREASURY OBLIGATIONS — 20.70%

United States Treasury Note, 0.13%, 8/31/2022	220,300	220,257
United States Treasury Note, 0.13%, 9/15/2023	220,400	220,090
United States Treasury Note, 1.50%, 9/30/2024	209,900	219,862

Total U.S. Treasury Obligations (Cost $660,191)		660,209

EXCHANGE-TRADED FUNDS — 31.17%	Shares
iShares MBS ETF	4,925	542,489
Nuveen ESG High Yield Corporate Bond ETF	18,031	451,404
Total Exchange-Traded Funds (Cost $988,112)		993,893

Total Investments — 98.69% (Cost $3,051,867)		3,147,141

Other Assets in Excess of Liabilities — 1.31%		41,678

NET ASSETS — 100.00%		$3,188,819

See accompanying notes which are an integral part of this schedule of investments.

At November 30, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Fisher Investments Institutional Group Stock Fund for Retirement Plans	Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans	Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans	Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Gross unrealized appreciation	$42,470	$41,544	$104,485	$103,952
Gross unrealized depreciation	(8,229)	(8,763)	(10,849)	(8,678)
Net unrealized appreciation (depreciation) on investments	$34,241	$32,781	$93,636	$95,274
Tax cost of investments	$150,107	$149,182	$3,052,493	$3,051,867

See accompanying notes which are an integral part of this schedule of investments.

Fisher Investments Institutional Group Fund Family

Related Notes to the Schedule of Investments

November 30, 2020

(Unaudited)

Fisher Investments Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends, related reclaims, and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and ETFs, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Fisher Investments Institutional Group Fund Family

Related Notes to the Schedule of Investments - continued

November 30, 2020

(Unaudited)

In accordance with the Trust’s valuation policies, Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2020:

Fisher Investments Institutional Group Fund Family

Related Notes to the Schedule of Investments - continued

November 30, 2020

(Unaudited)

	Valuation Inputs
Fisher Investments Institutional Group Stock Fund for Retirement Plans
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$182,845	$1,479	$-	$184,324
Rights	24	-	-	24
Total	$182,869	$1,479	$-	$184,348

	Valuation Inputs
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$180,439	$1,499	$-	$181,938
Rights	25	-	-	25
Total	$180,464	$1,499	$-	$181,963

	Valuation Inputs
Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$1,490,885	$-	$1,490,885
U.S. Treasury Obligations		659,600		659,600
Exchange-Traded Funds	995,644	-	-	995,644
Total	$995,644	$2,150,485	$-	$3,146,129

	Valuation Inputs
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$1,493,039	$-	$1,493,039
U.S. Treasury Obligations		660,209		660,209
Exchange-Traded Funds	993,893	-	-	993,893
Total	$993,893	$2,153,248	$-	$3,147,141

(a)	Refer to Schedule of Investments for Sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments

November 30, 2020

(Unaudited)

Tactical Multi-Purpose Fund (the “Fund”) is a non-diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

As of November 30, 2020, the Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As a result, a Schedule of Investments is not included with this Form N-PORT filing. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.